Annual Total Returns- Vanguard Russell 1000 Growth Index Fund (ETF) [BarChart] - ETF - Vanguard Russell 1000 Growth Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.40%	15.10%	33.29%	12.93%	5.52%	6.97%	30.06%	(1.62%)	36.29%	38.34%